Share Capital - Additional Information (Details)				12 Months Ended
	Apr. 28, 2028 $ / shares shares	May 28, 2024 $ / shares shares	Jul. 31, 2023 shares	Sep. 30, 2023 USD ($) Vote $ / shares shares	Oct. 01, 2023 shares	Apr. 28, 2023 USD ($)	Apr. 26, 2023 shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 £ / shares
Disclosure of share capital [line items]
Share capital | $				$ 5,790				$ 940
Shares issued				3,741,424			6,567,814
Ordinary shares, vote per share | Vote				1
Increase to merger reserve | $				$ 12,838,970		$ 12,838,970
New shares issued under FPA			2,432,186	2,432,186
Warrants outstanding on expiry				26,437,500
Warrants issued				29,858,969
Major Ordinary share Transactions
Disclosure of share capital [line items]
Warrants outstanding on expiry	26,437,500	3,421,469
Warrants exercise price per share | $ / shares	$ 11.5
Major Ordinary share Transactions | Top of Range
Disclosure of share capital [line items]
Warrants exercise price per share | $ / shares		$ 4.49
Major Ordinary share Transactions | Bottom of Range
Disclosure of share capital [line items]
Warrants exercise price per share | $ / shares		$ 0.79
Ordinary Shares
Disclosure of share capital [line items]
Authorized share capital | $				$ 50,000
Shares authorized				500,000,000
Par value per share | (per share)				$ 0.0001					£ 0.00001
Ordinary Shares | Major Ordinary share Transactions
Disclosure of share capital [line items]
Shares issued					1,995,857